Jeffrey C. D'Angelo
Attorney at Law
1149 Delaware Avenue
Suite 1
Buffalo, New York 14209

November 3, 2006

Mr. Matt Franker
United States
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 7010
Washington, DC 20549

Re: Green Irons Holdings Corp.
    Registration Statement of Form SB-2/A - Amendment
    File Number: 333-135225

Dear Mr. Franker:

Thank you for your comment letter of September 25, 2006 regarding the Company's Registration Statement on Form SB-2/A filed September 21, 2006. As explained below, the Registration Statement has been revised in response to your Comment Letter.

Risk Factor 16, Page 11

1. This has been revised to state that the Company intends to contact an authorized OTCBB market maker for the purpose of sponsoring our securities on the OTCBB.

Security Ownership of Certain Beneficial Owners and Management, Page 21

2. The column has been revised to note Mr. McDougall's 100% ownership.

Financial Statements

3. The Financial Statements have been updated in compliance with Item 310(g) of Regulation S-B.

Closing Statement

4. An acceleration letter, regarding the effective date of the registration, will be faxed to your office. This letter includes representations noted on page 5 of your letter dated July 19, 2006.

Please contact me following your review if you require additional information.



Sincerely,



/s/ Jeffrey C. D'Angelo